UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
                                                ------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lyrical Partners, L.P.
           --------------------------------------------------

           405 Park Avenue, 6th Floor
           --------------------------------------------------
           New York, NY 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:   _________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Moses
           --------------------------------------------------
Title:     Chief Operating Officer
           --------------------------------------------------
Phone:     212-415-6640
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Jeffrey Moses             New York, NY                 2/17/09
       ------------------------   ------------------------------  ---------

Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
.........reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this
.........report, and all holdings are reported by other reporting
.........manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
.........holdings for this reporting manager are reported in this report
.........and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        24
                                               -------------

Form 13F Information Table Value Total:         $ 24,609
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.


                                                       Form 13F Information Table

         Column 1             Column 2      Column 3   Column 4   Column 5             Column 6  Column 7 Column 8
---------------------------------------------------------- ------------------------------------------------------------------------
                                                         Value     Shrs or  SH/  PUT/ Investment Other    Voting  Authority
      Name of Issuer        Title of Class  Cusip     (X$1000)    PRN AMT   PRN  CALL Discretion Managers  Sole    Shared     None
      --------------        --------------  -----     --------    -------   ---  ---- ---------- --------  ----    ------     ----
A POWER ENERGY                        COM   G01436100    3,220    748,729   SH         SOLE              748,729
GENERAT SYS L
ADHEREX TECHNOLOGIES INC          COM NEW   00686R200       21    566,300   SH         SOLE              566,300
ALLEGHENY ENERGY INC                  COM   017361106    1,354     40,000   SH         SOLE               40,000
BOISE INC                         * W EXP   09746Y113        1     75,000   SH         SOLE               75,000
                                06/18/201
CHARDAN 2008 CHINA ACQST COR          SHS   G8977T101    1,463    225,000   SH         SOLE              225,000
CHINA CABLECOM HOLDINGS LTD           SHS   G21176105      314    392,580   SH         SOLE              392,580
CHINA CABLECOM HOLDINGS LTD        *W EXP   G21176113        3    100,000   SH         SOLE              100,000
                                04/10/201
GFI GROUP INC                         COM   361652209    1,156    326,600   SH         SOLE              326,600
GHL ACQUISITION CORP                  COM   36172H108    3,597    399,700   SH         SOLE              399,700
GHL ACQUISITION CORP               *W EXP   36172H116       80    400,000   SH         SOLE              400,000
                                02/14/201
HLS SYSTEM INTERNATIONAL LT       USD COM   G4604M106      420    150,000   SH         SOLE              150,000
INTEGRATED ELECTRICAL SVC             COM   45811E301      753     85,966   SH         SOLE               85,966
MCG CAPITAL CORP                      COM   58047P107    2,268  3,194,739   SH         SOLE            3,194,739
NEW MOTION INC                        COM   64754V105    1,239  1,077,817   SH         SOLE            1,077,817
PRIMORIS SVCS CORP                    COM   74164F103      112     21,759   SH         SOLE               21,759
PRIMORIS SVCS CORP                 *W EXP   74164F111      305    250,000   SH         SOLE              250,000
                                10/02/201
SANDISK CORP                          COM   80004C101    1,920    200,000   SH         SOLE              200,000
STONELEIGH PARTNERS ACQUS CO          COM   861923100    2,313    300,000   SH         SOLE              300,000
STONELEIGH PARTNERS ACQUS CO       *W EXP   861923126        9    312,500   SH         SOLE              312,500
                                05/31/201
SUNRISE SENIOR LIVING INC             COM   86768K106      168    100,000   SH         SOLE              100,000
TERRA INDS INC                        COM   880915103    3,144    188,600   SH         SOLE              188,600
TONGXIN INTERNATIONAL LTD             COM   G8918T103       50    550,000   SH         SOLE              550,000
UNITED REFINING ENERGY CORP           COM   911360105      460     50,000   SH         SOLE               50,000
VALUEVISION MEDIA INC                CL A   92047K107      239    722,774   SH         SOLE              722,774
